Cromwell Marketfield L/S Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 76.43%
Automobiles - 1.74%
Toyota Motor Corp. - ADR	14,216	$2,555,326

Banks - 1.45%
Barclays PLC (a)	1,101,324	2,135,730

Building Products - 0.59%
TOTO Ltd. (a)	33,886	875,948

Chemicals - 3.85%
Sherwin-Williams Co. (c)	12,762	3,254,948
The Mosaic Co. (c)	67,558	2,405,065
		5,660,013
Consumer Staples Distribution & Retail - 2.44%
Costco Wholesale Corp. (c)	6,358	3,592,016

Electrical Equipment - 4.41%
Rockwell Automation, Inc. (c)	9,975	2,851,553
Schneider Electric SE (a)	21,917	3,637,502
		6,489,055
Electronic Equipment, Instruments & Components - 1.85%
Keyence Corp. (a)	7,324	2,720,035

Energy Equipment & Services - 3.65%
Schlumberger Ltd. (c)	92,203	5,375,435

Ground Transportation - 4.10%
Norfolk Southern Corp. (c)	15,963	3,143,593
Union Pacific Corp. (c)	14,173	2,886,048
		6,029,641
Health Care Equipment & Supplies - 2.59%
Intuitive Surgical, Inc. (b)(c)	13,034	3,809,708

Hotels, Restaurants & Leisure - 0.60%
Dalata Hotel Group PLC (a)	207,835	882,230

Household Durables - 6.77%
DR Horton, Inc. (c)	39,005	4,191,867
Lennar Corp. - Class A (c)	29,641	3,326,610
Mohawk Industries, Inc. (b)(c)	28,513	2,446,700
		9,965,177
Industrial Conglomerates - 0.60%
Siemens AG (a)	6,132	879,491

Machinery - 8.12%
Caterpillar, Inc. (c)	15,834	4,322,682
Cummins, Inc. (c)	14,785	3,377,781
Deere & Co. (c)	11,265	4,251,186
		11,951,649
Marine Transportation - 2.71%
Genco Shipping & Trading Ltd.	137,005	1,916,700
Star Bulk Carriers Corp.	107,415	2,070,961
		3,987,661
Metals & Mining - 14.14%
Barrick Gold Corp. (c)	136,014	1,979,004
Compania de Minas Buenaventura SA - ADR	97,865	833,810
Franco-Nevada Corp. (c)	29,070	3,880,554
Freeport-McMoRan Copper & Gold, Inc. (c)	70,949	2,645,688
MMC Norilsk Nickel PJSC - ADR (b)(d)(e)	105,916	–
Newmont Mining Corp. (c)	51,994	1,921,178
Nippon Steel Corp. (a)	223,900	5,251,402
Rio Tinto PLC - ADR	36,239	2,306,250
Wheaton Precious Metals Corp.	49,029	1,988,126
		20,806,012
Oil, Gas & Consumable Fuels - 15.24%
Chevron Corp. (c)	23,665	3,990,392
ConocoPhillips (c)	45,389	5,437,602
Devon Energy Corp. (c)	66,451	3,169,713
EOG Resources, Inc. (c)	19,299	2,446,341
Golar LNG Ltd.	88,634	2,150,261
Marathon Petroleum Corp.	20,764	3,142,424
Whitehaven Coal Ltd. (a)	459,131	2,098,861
		22,435,594
Real Estate Management & Development - 1.58%
The St. Joe Co.	42,951	2,333,528

TOTAL COMMON STOCKS (Cost $80,497,391)		112,484,249

EXCHANGE TRADED FUNDS - 7.54%
iShares MSCI United Kingdom ETF (c)	136,163	4,308,198
SPDR S&P Oil & Gas Exploration & Production ETF (c)	22,753	3,365,396
VanEck Gold Miners ETF (c)	127,143	3,421,418
VanEck Russia ETF (d)(e)	81,903	–
TOTAL EXCHANGE TRADED FUNDS (Cost $11,414,084)		11,095,012

Total Investments (Cost $91,911,475) - 83.97%		123,579,261

MONEY MARKET DEPOSIT ACCOUNTS - 15.80%
U.S. Bank Money Market Deposit Account, 5.200% (f)	23,252,826	23,252,826
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (Cost $23,252,826)		23,252,826

Other Assets in Excess of Liabilities - 0.23%		344,389
TOTAL NET ASSETS - 100.00%		$147,176,476

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for securities sold short with an aggregate fair value of $57,696,090 as of September 30, 2023.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)	As of September 30, 2023, the Valuation Designee has fair valued these securities. The value of these securities were $0, which represents 0.00% of total net assets.
(f)
The Money Market Deposit Account (“MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of September 30, 2023.

Abbreviations:
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
PJSC	An abbreviation used by many countries to signify an open joint-stick company.
SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europea is a Latin term that refers to a company established under the European Company Statute.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CROMWELL MARKETFIELD L/S FUND
Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - 31.78%
COMMON STOCKS - 16.40%
Banks - 3.45%
Bank Of America Corp.	(87,795)	$(2,403,827)
JPMorgan Chase & Co.	(18,461)	(2,677,214)
		(5,081,041)
Capital Markets - 11.26%
BlackRock, Inc.	(6,847)	(4,426,517)
Blackstone, Inc.	(25,742)	(2,757,998)
Brookfield Corp.	(96,001)	(3,001,951)
Coinbase Global, Inc. - Class A (a)	(5,264)	(395,221)
Invesco Ltd.	(85,493)	(1,241,358)
The Carlyle Group, Inc.	(76,436)	(2,305,310)
The Goldman Sachs Group, Inc.	(7,529)	(2,436,159)
		(16,564,514)
Consumer Finance - 1.69%
Synchrony Financial	(81,550)	(2,492,984)

TOTAL COMMON STOCKS (Proceeds $24,603,336)		(24,138,539)

EXCHANGE TRADED FUNDS - 15.00%
Invesco QQQ Trust Series 1	(41,889)	(15,007,572)
SPDR S&P 500 ETF Trust	(16,530)	(7,066,244)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $17,949,011)		(22,073,816)

REITS - 0.38%
Office REITs - 0.38%
Vornado Realty Trust	(24,854)	(563,689)
TOTAL REITS (Proceeds $1,828,341)		(563,689)

Total Securities Sold Short (Proceeds $44,380,688)		$(46,776,044)

(a)	Non-income producing security.

Abbreviations:
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
REITs	Real estate investment trusts.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at September 30, 2023

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

Assets:	Level 1	Level 2	Level 3		Total
Common Stocks(1)	$112,484,249	$-	$-	(2)	$112,484,249
Exchange Traded Funds	11,095,012	-	-	(2)	11,095,012
Total Assets	$123,579,261	$-	$-		$123,579,261

Liabilities:
Securities Sold Short	Level 1	Level 2	Level 3		Total
Common Stocks(1)	$24,138,539	$-	$-		$24,138,539
Exchange Traded Funds	22,073,816	-	-		22,073,816
REITs(1)	563,689	-	-		563,689
Total Liabilities	$46,776,044	$-	$-		$46,776,044

(1) See the Schedule of Investments for industry classifications.
(2) The Fund measures Level 3 activity as of the end of each financial reporting period. For the period ended September 30, 2023, all level 3 securities held by the Fund were value at $0.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

					Investments
					in
					Securities
Balance as of December 31, 2022					$-	(3)
Purchases					-
Sales proceeds					-
Realized gain (loss)					-
Change in net unrealized appreciation/depreciation					-
Net sales					-
Transfers into and/or out of Level 3					-
Balance as of September 30, 2023					$-
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at as of September 30, 2023					$-

(3) As of December 31, 2022, all Level 3 assets were valued at $0.

The Level 3 investments as of September 30, 2023, represented 0.00% of the Fund’s net assets.